united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund
Class A Shares NFGAX
Class C Shares NFGCX
Class I Shares NFGIX

Newfound Total Return Fund
Class A Shares NFBAX
Class C Shares NFBCX
Class I Shares NFBIX

Newfound Multi-Asset Income Fund
Class A Shares NFMAX
Class C Shares NFMCX
Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund
Class A Shares NFDAX
Class C Shares NFDCX
Class I Shares NFDIX

Semi-Annual Report

September 30, 2015

This Page Intentionally Left Blank.

Newfound Risk Managed Global Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed Global Sectors Fund - Class A Shares	(6.56)%	(5.81)%	(3.93)%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	(11.90)%	(11.20)%	(8.00)%
Newfound Risk Managed Global Sectors Fund - Class C Shares	(6.90)%	(6.54)%	(4.69)%
Newfound Risk Managed Global Sectors Fund - Class I Shares	(6.36)%	(5.53)%	(3.65)%
MSCI All Country World Index **	(9.13)%	(6.66)%	(4.17)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund’s holdings by asset class as of September 30, 2015 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	98.4%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Total Return Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Total Return Fund - Class A Shares	(4.50)%	(2.38)%	(3.26)%
Newfound Total Return Fund - Class A Shares With Load	(10.02)%	(7.96)%	(8.51)%
Newfound Total Return Fund - Class C Shares	(4.86)%	(2.83)%	(3.78)%
Newfound Total Return Fund - Class I Shares	(4.44)%	(2.22)%	(3.11)%
Barclays Capital U.S. Aggregate Bond Index **	(0.47)%	2.94%	2.57%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive offront-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	56.2%
Exchange Traded Funds - Asset Allocation	15.7%
Exchange Traded Funds - Equity	10.6%
Exchange Traded Funds - Alternative	1.8%
Short-Term Investments	1.9%
Other Assets in Excess of Liabilities	13.8%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Multi-Asset Income Fund - Class A Shares	(4.84)%	(1.83)%	(3.67)%
Newfound Multi-Asset Income Fund - Class A Shares With Load	(10.34)%	(7.50)%	(8.90)%
Newfound Multi-Asset Income Fund - Class C Shares	(5.23)%	(2.62)%	(4.49)%
Newfound Multi-Asset Income Fund - Class I Shares	(4.71)%	(1.59)%	(3.45)%
S&P 500 Total Return Index **	(6.18)%	(0.61)%	(1.85)%
Barclays Capital U.S. Aggregate Bond Index ***	(0.47)%	2.94%	2.57%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2015 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	74.7%
Exchange Traded Funds - Equity	24.7%
Short-Term Investments	1.6%
Liabilities in Excess Other Assets	(1.0)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Risk Managed U.S. Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015 compared to its benchmark:

Since Inception (1)
Newfound Risk Managed U.S. Sectors Fund - Class A Shares	(8.50)%
Newfound Risk Managed U.S. Sectors Fund - Class A Shares With Load	(13.76)%
Newfound Risk Managed U.S. Sectors Fund - Class C Shares	(8.50)%
Newfound Risk Managed U.S. Sectors Fund - Class I Shares	(8.50)%
S&P 500 Total Return Index **	(8.36)%
MSCI All Country World Index ***	(11.69)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Fund’s holdings by asset class as of September 30, 2015 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	81.6%
Exchange Traded Funds - Equity	11.2%
Short-Term Investments	7.0%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.4%
	DEBT FUNDS - 98.4%
1,016,156	iShares 1-3 Year Treasury Bond ETF	$86,363,098

	TOTAL EXCHANGE TRADED FUNDS (Cost $86,192,065)	86,363,098

	SHORT-TERM INVESTMENTS - 1.5%
1,279,239	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $1,279,239)	1,279,239

	TOTAL INVESTMENTS - 99.9% (Cost $87,471,304) (a)	$87,642,337
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	62,963
	TOTAL NET ASSETS - 100.0%	$87,705,300

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,331,429 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$171,033
Unrealized Depreciation:	(860,125)
Net Unrealized Depreciation:	$(689,092)

See accompanying notes to financial statements.

Newfound Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 84.3%
	ALTERNATIVE FUNDS - 1.8%
259	First Trust Long/Short Equity ETF	$8,117

	ASSET ALLOCATION FUNDS - 15.7%
180	AlphaClone Alternative Alpha ETF	7,259
536	ProShares Hedge Replication ETF *	22,216
335	US Equity High Volatility Put Write Index Fund	7,025
517	WisdomTree Bloomberg U.S. Dollar Bullish Fund	14,915
459	WisdomTree Managed Futures Strategy Fund *	19,021
		70,436
	DEBT FUNDS - 56.2%
248	Guggenheim Enhanced Short Duration ETF	12,412
272	iShares 20+ Year Treasury Bond ETF	33,603
326	iShares Core U.S. Aggregate Bond ETF	35,723
628	iShares Floating Rate Bond ETF	31,683
29	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,367
5,021	SPDR Barclays Short Term High Yield Bond ETF	135,266
		252,054
	EQUITY FUNDS - 10.6%
48	Guggenheim S&P 500 Pure Value ETF	2,294
157	iPATH S&P 500 VIX Short-Term Futures ETN *	4,019
706	IQ Merger Arbitrage ETF *	19,641
26	iShares Core S&P Small-Cap ETF	2,771
46	iShares MSCI USA Minimum Volatility ETF	1,821
19	iShares MSCI USA Momentum Factor ETF	1,296
309	ProShares RAFI Long/Short	12,128
36	ProShares S&P 500 Dividend Aristocrats ETF	1,674
78	VelocityShares Daily Inverse VIX Short Term ETN *	1,899
		47,543

	TOTAL EXCHANGE TRADED FUNDS (Cost $389,679)	378,150

	SHORT-TERM INVESTMENTS - 1.9%
8,676	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $8,676)	8,676

	TOTAL INVESTMENTS - 86.2% (Cost $398,355) (a)	$386,826
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.8%	62,133
	TOTAL NET ASSETS - 100.0%	$448,959

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $400,303 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$959
Unrealized Depreciation:	(14,436)
Net Unrealized Depreciation:	$(13,477)

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.4%
	DEBT FUNDS - 74.7%
86,731	iShares 1-3 Year Treasury Bond ETF	$7,371,268
23,871	PowerShares Emerging Markets Sovereign Debt Portfolio	654,781
		8,026,049
	EQUITY FUNDS - 24.7%
68,800	iShares US Preferred Stock ETF	2,655,680

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,743,705)	10,681,729

	SHORT-TERM INVESTMENTS - 1.6%
164,861	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $164,861)	164,861

	TOTAL INVESTMENTS - 101.0% (Cost $10,908,566) (a)	$10,846,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(105,068)
	TOTAL NET ASSETS - 100.0%	$10,741,522

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 10,910,708 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,430
Unrealized Depreciation:	(75,548)
Net Unrealized Depreciation:	$(64,118)

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 92.8%
	DEBT FUNDS - 81.6%
27,507	iShares 1-3 Year Treasury Bond ETF	$2,337,820

	EQUITY FUNDS - 11.2%
6,846	SPDR Consumer Stapes Select Sector Fund	323,063

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,657,976)	2,660,883

	SHORT-TERM INVESTMENTS - 7.0%
200,052	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $200,052)	200,052

	TOTAL INVESTMENTS - 99.8% (Cost $2,858,028) (a)	$2,860,935
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	4,381
	TOTAL NET ASSETS - 100.0%	$2,865,316

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,858,028 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,042
Unrealized Depreciation:	(1,135)
Net Unrealized Appreciation:	$2,907

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
	Sectors Fund	Fund	Fund	Sectors Fund
ASSETS
Investment securities:
At cost	$87,471,304	$398,355	$10,908,566	$2,858,028
At fair value	$87,642,337	$386,826	$10,846,590	$2,860,935
Receivable due from Advisor	—	9,686	—	4,256
Dividends and interest receivable	—	121	6,347	—
Receivable for securities sold	—	12,979	—	143,527
Receivable for Fund shares sold	31,456	—	805	202,075
Prepaid expenses and other assets	99,231	60,503	53,370	1,025
TOTAL ASSETS	87,773,024	470,115	10,907,112	3,211,818

LIABILITIES
Distribution (12b-1) fees payable	1,769	32	502	173
Payable for investments purchased	—	21,124	163,842	342,597
Investment advisory fees payable	44,786	—	1,246	—
Payable for Fund shares redeemed	21,169	—	—	—
Accrued expenses and other liabilities	—	—	—	3,732
TOTAL LIABILITIES	67,724	21,156	165,590	346,502
NET ASSETS	$87,705,300	$448,959	$10,741,522	$2,865,316

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$94,299,137	$463,766	$11,165,010	$2,975,246
Accumulated net investment income (loss)	53,672	2,889	(1,281)	(885)
Accumulated net realized loss from security transactions	(6,818,542)	(6,167)	(360,549)	(111,952)
Net unrealized appreciation (depreciation) on investments	171,033	(11,529)	(61,658)	2,907
NET ASSETS	$87,705,300	$448,959	$10,741,522	$2,865,316

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2015

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
	Sectors Fund	Fund	Fund	Sectors Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,950,186	$245,412	$1,568,506	$133,979
Shares of beneficial interest outstanding	1,059,079	25,496	166,907	14,648
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.40	$9.63	$9.40	$9.15
Maximum offering price per share (5.75% sales charge)	$9.97	$10.22	$9.97	$9.71

Class C Shares:
Net Assets	$521,481	$9,597	$317,149	$414,335
Shares of beneficial interest outstanding	56,016	1,000	33,866	45,279
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.31	$9.60	$9.36	$9.15

Class I Shares:
Net Assets	$77,233,633	$193,950	$8,855,867	$2,317,002
Shares of beneficial interest outstanding	8,193,947	20,112	941,412	253,162
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.43	$9.64	$9.41	$9.15

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2015

	Newfound Risk	Newfound	Newfound Multi-	Newfound Risk
	Managed Global	Total Return	Asset Income	Managed U.S.
INVESTMENT INCOME	Sectors Fund	Fund	Fund	Sectors Fund (a)
Dividends	$963,760	$5,124	$96,627	$3,999
TOTAL INVESTMENT INCOME	963,760	5,124	96,627	3,999

EXPENSES
Investment advisory fees	495,506	1,978	28,199	3,499
Distribution (12b-1) fees:
Class A	11,061	49	473	209
Class C	2,602	287	745	62
Administrative services fees	52,364	20,415	22,177	13,701
Transfer agent fees	33,754	13,161	13,725	7,230
Registration fees	29,000	24,600	24,600	—
Accounting services fees	19,079	12,830	12,831	4,804
Audit Fees	8,003	8,219	8,219	6,305
Legal Fees	5,175	2,318	3,440	3,317
Trustees fees and expenses	6,873	5,304	5,625	4,000
Compliance officer fees	4,928	99	532	69
Custodian fees	4,605	2,493	2,493	2,083
Printing expenses	3,733	5,045	5,107	1,500
Insurance expense	1,289	56	56	—
Other expenses	10,155	425	—	1,200
TOTAL EXPENSES	688,127	97,279	128,222	47,979

Less: Fees waived by a Service Provider	(7,255)	(31,700)	(31,700)	(21,130)
Less: Fees waived and expenses reimbursed by the Advisor	(19,998)	(62,494)	(56,607)	(21,965)

NET EXPENSES	660,874	3,085	39,915	4,884
NET INVESTMENT INCOME (LOSS)	302,886	2,039	56,712	(885)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from security transactions	(4,280,920)	(4,508)	(355,532)	(111,952)
Net change in unrealized appreciation (depreciation) on investments	(2,447,172)	(17,834)	(54,712)	2,907
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(6,728,092)	(22,342)	(410,244)	(109,045)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,425,206)	$(20,303)	$(353,532)	$(109,930)

(a)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Sectors
	Fund
	For the
	Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)
FROM OPERATIONS
Net investment income	$302,886	$217,354
Net realized loss from security transactions	(4,280,920)	(2,537,622)
Net change in unrealized appreciation (depreciation) on investments	(2,447,172)	2,618,205
Net increase (decrease) in net assets resulting from operations	(6,425,206)	297,937

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(339)
Class C	—	(17)
Class I	—	(23,308)
From net investment income
Class A	—	(6,021)
Class C	—	(235)
Class I	—	(460,312)
From distributions to shareholders	—	(490,232)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	4,115,686	7,928,721
Class C	139,851	445,052
Class I	21,539,087	70,810,747
Distributions Reinvested
Class A	—	4,599
Class C	—	252
Class I	—	467,345
Redemption fee proceeds
Class A	115	33
Class C	7	1
Class I	1,017	1,517
Cost of Shares Redeemed
Class A	(1,152,701)	(306,079)
Class C	(16,552)	—
Class I	(7,358,072)	(2,297,825)
Net increase in net assets from shares of beneficial interest	17,268,438	77,054,363

TOTAL INCREASE IN NET ASSETS	10,843,232	76,862,068

NET ASSETS
Beginning of Period	76,862,068	—
End of Period *	$87,705,300	$76,862,068
* Includes accumulated net investment income (loss) of:	$53,672	$(249,214)

(a) The Newfound Managed Global Sectors Fund commenced operations on May 19, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Sectors
	Fund
	For the
	Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)
SHARE ACTIVITY
Class A:
Shares Sold	415,909	790,110
Shares Reinvested	—	455
Shares Redeemed	(117,191)	(30,204)
Net increase in shares of beneficial interest outstanding	298,718	760,361

Class C:
Shares Sold	13,741	43,900
Shares Reinvested	—	25
Shares Redeemed	(1,650)	—
Net increase in shares of beneficial interest outstanding	12,091	43,925

Class I:
Shares Sold	2,107,654	7,008,610
Shares Reinvested	—	46,226
Shares Redeemed	(740,627)	(227,916)
Net increase in shares of beneficial interest outstanding	1,367,027	6,826,920

(a) The Newfound Managed Global Sectors Fund commenced operations on May 19, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Total Return Fund
	For the
	Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)
FROM OPERATIONS
Net investment income	$2,039	$2,014
Net realized loss from security transactions	(4,508)	(1,660)
Distributions of realized gains by underlying investment companies	—	1
Net change in unrealized appreciation (depreciation) on investments	(17,834)	6,305
Net increase (decrease) in net assets resulting from operations	(20,303)	6,660

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(629)	—
Class I	(612)	—
From distributions to shareholders	(1,241)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	46,500	217,000
Class C	—	80,000
Class I	—	200,000
Distributions Reinvested
Class A	629	—
Class I	305	—
Cost of Shares Redeemed
Class A	—	(10,151)
Class C	—	(70,440)
Net increase in net assets from shares of beneficial interest	47,434	416,409

TOTAL INCREASE IN NET ASSETS	25,890	423,069

NET ASSETS
Beginning of Period	423,069	—
End of Period *	$448,959	$423,069
* Includes accumulated net investment income of:	$2,889	$2,091

(a) The Newfound Total Return Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Total Return Fund
	For the
	Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)

SHARE ACTIVITY
Class A:
Shares Sold	4,672	21,763
Shares Reinvested	65	—
Shares Redeemed	—	(1,004)
Net increase in shares of beneficial interest outstanding	4,737	20,759

Class C:
Shares Sold	—	7,988
Shares Redeemed	—	(6,988)
Net increase in shares of beneficial interest outstanding	—	1,000

Class I:
Shares Sold	—	20,081
Shares Reinvested	31	—
Net increase in shares of beneficial interest outstanding	31	20,081

(a)	The Newfound Total Return Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)
FROM OPERATIONS
Net investment income	$56,712	$31,224
Net realized loss from security transactions	(355,532)	(5,188)
Distributions of realized gains by underlying investment companies	—	171
Net change in unrealized depreciation on investments	(54,712)	(6,946)
Net increase (decrease) in net assets resulting from operations	(353,532)	19,261

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(12,439)	—
Class C	(899)	—
Class I	(76,316)	—
From distributions to shareholders	(89,654)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,419,274	335,877
Class C	306,850	17,400
Class I	6,815,502	2,350,000
Distributions Reinvested
Class A	11,590	—
Class C	613	—
Class I	70,525	—
Cost of Shares Redeemed
Class A	(162,184)	—
Net increase in net assets from shares of beneficial interest	8,462,170	2,703,277

TOTAL INCREASE IN NET ASSETS	8,018,984	2,722,538

NET ASSETS
Beginning of Period	2,722,538	—
End of Period*	$10,741,522	$2,722,538
* Includes accumulated net investment income (loss) of:	$(1,281)	$31,661

(a) The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the Six Months Ended	For the
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (a)
SHARE ACTIVITY
Class A:
Shares Sold	149,080	33,846
Shares Reinvested	1,217	—
Shares Redeemed	(17,236)	—
Net increase in shares of beneficial interest outstanding	133,061	33,846

Class C:
Shares Sold	32,053	1,748
Shares Reinvested	65	—
Net increase in shares of beneficial interest outstanding	32,118	1,748

Class I:
Shares Sold	700,360	233,648
Shares Reinvested	7,404	—
Net increase in shares of beneficial interest outstanding	707,764	233,648

(a) The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Newfound Risk Managed U.S. Sectors
Fund
For the
Period Ended
September 30, 2015
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(885)
Net realized loss from security transactions	(111,952)
Net change in unrealized appreciation on investments	2,907
Net decrease in net assets resulting from operations	(109,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	170,013
Class C	419,241
Class I	2,766,395
Cost of Shares Redeemed
Class A	(27,010)
Class I	(353,393)
Net increase in net assets from shares of beneficial interest	2,975,246

TOTAL INCREASE IN NET ASSETS	2,865,316

NET ASSETS
Beginning of Period	—
End of Period *	$2,865,316
* Includes accumulated net investment loss of:	$(885)

(a) The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Newfound Risk Managed U.S. Sectors
Fund
For the
Period Ended
September 30, 2015
(Unaudited) (a)
SHARE ACTIVITY
Class A:
Shares Sold	17,390
Shares Redeemed	(2,742)
Net increase in shares of beneficial interest outstanding	14,648

Class C:
Shares Sold	45,279
Net increase in shares of beneficial interest outstanding	45,279

Class I:
Shares Sold	289,086
Shares Redeemed	(35,924)
Net increase in shares of beneficial interest outstanding	253,162

(a) The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class A
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)

Net asset value, beginning of period	$10.06	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.07)
Net realized and unrealized gain (loss) on investments	(0.69)	0.20
Total from investment operations	(0.66)	0.13

Less distributions from:
Return of capital’	—	(0.00	) (9)
Net investment income	—	(0.07)
Total distributions	—	(0.07)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$9.40	$10.06
Total return (3)(8)	(6.56)%	1.31%
Net assets, at end of period (000s)	$9,950	$7,646

Ratio of gross expenses to average net assets (4)(5)(6)	1.81%	1.95%
Ratio of net expenses to average net assets (5)(6)	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (5)(7)	0.56%	(0.81)%
Portfolio Turnover Rate (8)	136%	173%

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Adivsor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class C
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)

Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment loss (2)(10)	(0.01)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.68)	0.19
Total from investment operations	(0.69)	0.06

Less distributions from:
Return of capital’	—	(0.00	) (9)
Net investment income	—	(0.06)
Total distributions	—	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$9.31	$10.00
Total return (3)(8)	(6.90)%	0.58%
Net assets, at end of period (000s)	$521	$439

Ratio of gross expenses to average net assets (4)(5)(6)	2.56%	2.70%
Ratio of net expenses to average net assets (5)(6)	2.50%	2.50%
Ratio of net investment loss to average net assets (5)(7)	(0.14)%	(1.46)%
Portfolio Turnover Rate (8)	136%	173%

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class I
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)

Net asset value, beginning of period	$10.07	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.68)	0.09
Total from investment operations	(0.64)	0.15

Less distributions from:
Return of capital’	—	(0.00	) (9)
Net investment income	—	(0.08)
Total distributions	—	(0.08)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00
Net asset value, end of period	$9.43	$10.07
Total return (3)(8)	(6.36)%	1.49%
Net assets, at end of period (000s)	$77,234	$68,777

Ratio of gross expenses to average net assets (4)(5)(6)	1.56%	1.70%
Ratio of net expenses to average net assets (5)(6)	1.50%	1.50%
Ratio of net investment income to average net assets (5)(7)	0.72%	0.67%
Portfolio Turnover Rate (8)	136%	173%

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redmption fees. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class A
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.11	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.50)	0.05
Total from investment operations	(0.46)	0.11

Less distributions from:
Net investment income	(0.02)	—
Total distributions	(0.02)	—

Net asset value, end of period	$9.63	$10.11
Total return (3)(8)	(4.50)%	1.10%
Net assets, at end of period (000s)	$245	$210

Ratio of gross expenses to average net assets (4)(5)(6)	43.82%	63.88%
Ratio of net expenses to average net assets (5)(6)	1.50%	1.50%
Ratio of net investment income to average net assets (5)(7)	0.82%	1.03%
Portfolio Turnover Rate (8)	67%	104%

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class C
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.09	$10.00

Activity from investment operations:
Net investment income (2)	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.50)	0.05
Total from investment operations	(0.49)	0.09

Net asset value, end of period	$9.60	$10.09
Total return (3)(8)	(4.86)%	0.90%
Net assets, at end of period (000s)	$10	$10

Ratio of gross expenses to average net assets (4)(5)(6)	44.57%	64.63%
Ratio of net expenses to average net assets (5)(6)	2.25%	2.25%
Ratio of net investment income to average net assets (5)(7)	0.09%	0.62%
Portfolio Turnover Rate (8)	67%	104%

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Total Return Fund Class I
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.12	$10.00

Activity from investment operations:
Net investment income (2)	0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.50)	0.06
Total from investment operations	(0.45)	0.12

Less distributions from:
Net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$9.64	$10.12
Total return (3)(8)	(4.44)%	1.20%
Net assets, at end of period (000s)	$194	$203

Ratio of gross expenses to average net assets (4)(5)(6)	43.57%	63.63%
Ratio of net expenses to average net assets (5)(6)	1.25%	1.25%
Ratio of net investment income to average net assets (5)(7)	1.08%	1.10%
Portfolio Turnover Rate (8)	67%	104%

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class A
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.10	$10.00

Activity from investment operations:
Net investment income (2)	0.09	0.30
Net realized and unrealized loss on investments	(0.58)	(0.20)
Total from investment operations	(0.49)	0.10

Less distributions from:
Net investment income	(0.21)	—
Total distributions	(0.21)	—
Net asset value, end of period	$9.40	$10.10
Total return (3)(8)	(4.84)%	1.00%
Net assets, at end of period (000s)	$1,569	$342

Ratio of gross expenses to average net assets (4)(5)(6)	5.13%	29.17%
Ratio of net expenses to average net assets (5)(6)	1.60%	1.60%
Ratio of net investment income to average net assets (5)(7)	1.85%	5.39%
Portfolio Turnover Rate (8)	200%	59%

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class C
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.05	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.27
Net realized and unrealized loss on investments	(0.56)	(0.22)
Total from investment operations	(0.52)	0.05

Less distributions from:
Net investment income	(0.17)	—
Total distributions	(0.17)	—
Net asset value, end of period	$9.36	$10.05
Total return (3)(8)	(5.23)%	0.50%
Net assets, at end of period (000s)	$317	$18

Ratio of gross expenses to average net assets (4)(5)(6)	5.38%	29.92%
Ratio of net expenses to average net assets (5)(6)	2.35%	2.35%
Ratio of net investment income to average net assets (5)(7)	0.78%	4.77%
Portfolio Turnover Rate (8)	200%	59%

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class I
	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 (1)
Net asset value, beginning of period	$10.11	$10.00

Activity from investment operations:
Net investment income (2)	0.10	0.43
Net realized and unrealized loss on investments	(0.57)	(0.32)
Total from investment operations	(0.47)	0.11

Less distributions from:
Net investment income	(0.23)	—
Total distributions	(0.23)	—
Net asset value, end of period	$9.41	$10.11
Total return (3)(8)	(4.71)%	1.10%
Net assets, at end of period (000s)	$8,856	$2,363

Ratio of gross expenses to average net assets (4)(5)(6)	4.38%	28.92%
Ratio of net expenses to average net assets (5)(6)	1.35%	1.35%
Ratio of net investment income to average net assets (5)(7)	2.01%	7.58%
Portfolio Turnover Rate (8)	200%	59%

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Newfound Risk Managed U.S. Sectors Fund
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30, 2015	September 30, 2015	September 30, 2015
	(Unaudited)(1)	(Unaudited)(1)	(Unaudited)(1)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.02)	(0.01)
Net realized and unrealized loss on investments	(0.83)	(0.83)	(0.84)
Total from investment operations	(0.85)	(0.85)	(0.85)
Net asset value, end of period	$9.15	$9.15	$9.15
Total return (3)(8)	(8.50)%	(8.50)%	(8.50)%
Net assets, at end of period (000s)	$134	$414	$2,317

Ratio of gross expenses to average net assets (4)(5)(6)	13.74%	13.99%	12.99%
Ratio of net expenses to average net assets (5)(6)	1.50%	2.25%	1.25%
Ratio of net investment loss to average net assets (5)(7)	(0.53)%	(0.53)%	(0.20)%
Portfolio Turnover Rate (8)	146%	146%	146%

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

The Newfound Risk Managed Global Sectors Fund (“Risk Managed Global Sectors Fund”), the Newfound Total Return Fund (“Total Return Fund”), the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”), and the Newfound Risk Managed U.S. Sectors Fund (“Risk Managed U.S. Sectors Fund”) (collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Risk Managed Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Total Return Fund seeks capital appreciation and income. The Multi-Asset Income Fund seeks income with capital appreciation as a secondary objective . The Risk Managed U.S. Sectors Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Sectors Fund commenced operations on May 19, 2014. The Total Return Fund and Multi-Asset Income Fund commenced operations on September 8, 2014. The Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Funds currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015, for the Funds’ assets and liabilities measured at fair value:

Risk Managed Global Sectors Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$86,363,098	$—	$—	$86,363,098
Short-Term Investments	1,279,239	—	—	1,279,239
Total	$87,642,337	$—	$—	$87,642,337

Total Return Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$378,150	$—	$—	$378,150
Short-Term Investments	8,676	—	—	8,676
Total	$386,826	$—	$—	$386,826

Multi-Asset Income Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$10,681,729	$—	$—	$10,681,729
Short-Term Investments	164,861	—	—	164,861
Total	$10,846,590	$—	$—	$10,846,590

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Risk Managed U.S. Sectors Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$2,660,883	$—	$—	$2,660,883
Short-Term Investments	200,052	—	—	200,052
Total	$2,860,935	$—	$—	$2,860,935

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into and out of any Level during the current period presented.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Sectors Fund, and quarterly for the Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2015, as of or during the period ended September 30, 2015, or are expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $133,891,558 and $115,671,187, respectively, for Risk Managed Global Sectors Fund, $320,717 and $244,340, respectively, for Total Return Fund, $20,197,031 and $11,731,790, respectively, for Multi-Asset Income Fund and $4,918,627 and $2,148,699, respectively, for Risk Managed U.S. Sectors Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Newfound Research LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.00%, and 0.95% of the Risk Managed Global Sectors Fund’s, Total Return Fund’s, Multi-Asset Income Fund’s, and Risk Managed U.S. Sectors Fund’s average daily net assets, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2017 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to the Risk Managed Global Sectors Fund Class A, Class C, and Class I shares, respectively, 1.50%, 2.25%, and 1.25% attributable to the Total Return Fund Class A, Class C, and Class I shares, respectively, 1.60%, 2.35%, and 1.35% attributable to the Multi-Asset Income Fund Class A, Class C and Class I shares, respectively, and 1.50%, 2.25%, and 1.25% attributable to the Risk Managed U.S. Sectors Fund Class A, Class C and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A, Class C, and Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waiver. For the period ended September 30, 2015, the Advisor waived $19,998, $62,494, $56,607 and $21,965 in expenses for the Risk Managed Global Sectors Fund, Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund respectively. As of September 30, 2015 the Advisor has waived/reimbursed expenses that may be recovered no later than September 30 of the year indicated below:

2018
Risk Managed Global Sectors Fund	$77,852
Total Return Fund	$80,347
Multi-Asset Income Fund	$81,071

During the period ended September 30, 2015, Gemini Fund Services reimbursed $7,255, $31,700, $31,700 and $21,130 in expenses for the Risk Managed Global Sectors Fund, Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund respectively, and are not subject to recoupment.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A shares and Class C shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. During the period ended September 30, 2015, the Distributor received $753, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Risk Managed Global Sectors Fund, of which $111, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. The Distributor received $5,777, $0, and $0 in underwriting commissions for Class A shares, Class C shares, and Class I shares, respectively for the Multi-Asset Income Fund, of which $1,027, $0, and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A shares, Class C shares, and Class I shares, respectively. The Total Return Fund and Risk Managed U.S. Sectors Fund both did not have any underwriting commissions for all classes.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the period ended September 30, 2015, the Funds accrued the following fees:

Fund	Fee
Risk Managed Global Sectors Fund	$13,663
Total Return Fund	336
Multi-Asset Income Fund	1,218
Risk Managed U.S. Sectors Fund	271

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

5.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Risk Managed Global Sectors Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Global Sectors Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.ishares.com.” As of September 30, 2015 the percentage of the Risk Managed Global Sectors Fund’s net assets invested in iShares 1-3 Year Treasury Bond ETF was 98.47%.

The Total Return Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR Barclays Short Term High Yield Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Total Return Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.spdrs.com.” As of September 30, 2015 the percentage of the Total Return Fund’s net assets invested in SPDR Barclays Short Term High Yield Bond ETF was 30.13%.

The Multi-Asset Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Multi-Asset Income Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.ishares.com.” As of September 30, 2015 the percentage of the Multi-Asset Income Fund’s net assets invested in iShares 1-3 Year Treasury Bond ETF was 68.62%.

The Risk Managed U.S. Sectors Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed U.S. Sectors Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.ishares.com.” As of September 30, 2015 the percentage of the Risk Managed U.S. Sectors Fund’s net assets invested in iShares 1-3 Year Treasury Bond ETF was 81.59%.

6.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the period ended September 30, 2015, the Risk Managed Global Sectors Fund received $1,139 in redemption fees.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the period ended March 31, 2015 was as follows:

For the period ended March 31, 2015
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Risk Managed Global Sectors Fund	$466,568	$—	$23,664	$490,232
Total Return Fund	—	—	—	—
Multi-Asset Income Fund	—	—	—	—

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Risk Managed Global Sectors Fund	$—	$—	$(697,094)	$—	$(1,229,617)	$1,758,080	$(168,631)
Total Return Fund	2,331	49	—	—	—	4,357	6,737
Multi-Asset Income Fund	31,661	—	(1,364)	—	(1,511)	(9,088)	19,698

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Risk Managed Global Sectors Fund	$249,214
Total Return Fund	—
Multi-Asset Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Risk Managed Global Sectors Fund	$980,403
Total Return Fund	—
Multi-Asset Income Fund	1,511

At March 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Risk Managed Global Sectors Fund	$697,094	$—	$697,094
Total Return Fund	—	—	—
Multi-Asset Income Fund	1,364	—	1,364

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, resulted in reclassification for the period ended March 31, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Risk Managed Global Sectors Fund	$(23,664)	$23,664	$—
Total Return Fund	(77)	77	—
Multi-Asset Income Fund	(437)	437	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2015, Charles Schwab & Co. was the record owner of 40.39% and SP Investment Associates was the record owner of 26.12% of the Risk Managed Global Sectors Fund’s outstanding shares, Charles Schwab & Co. was the record owner of 50.39% of the Total Return Fund’s outstanding shares, National Financial Services, LLC was the record owner of 60.80% of the Multi-Asset Income Fund’s outstanding shares, and TD Ameritrade was the record owner of 49.09% of the Risk Managed U.S. Sectors Fund’s outstanding shares. Charles Schwab & Co., SP Investment Associates, National Financial Services, LLC, and TD Ameritrade may be the beneficial owner of some or all of the shares for each respective Fund, or may hold the shares for the benefit of others. As a result, Charles Schwab & Co., SP Investment Associates, National Financial Services, LLC, and TD Ameritrade may be deemed to control the Risk Managed Global Sectors Fund, Total Return Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund, respectively.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of Advisory Agreements – Newfound Risk Managed U.S. Sectors Fund

In connection with a meeting held on May 27-28, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreements”) between Newfound Research, LLC (“NFR”), and the Trust with respect to the Newfound Risk Managed U.S. Sectors Fund (“Newfound U.S” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that NFR was established in 2008 as a financial technology and product innovation firm creating rules based, behavior driven investment strategies of customized multi-asset portfolios based on its proprietary intellectual property and analytics. The Board noted NFR manages approximately $75 million in assets directly, and approximately $1.45 billion in assets under advisement. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and was satisfied with the diverse experience in financial compliance, computational finance, investment banking, and their ability to create and manage rules based ETF portfolios, shown both in the previous experience in investment banking and through their management of other series of the Trust. The Board reviewed NFR’s investment process and noted that NFR will utilize its rules based quantitative model and its research to allocate the portfolio to several sectors, including: materials, energy, financials, industrials, technology, consumer staples, utilities, health care, and consumer discretionary. The Trustees also noted that NFR will regularly monitor these investments to ensure they are performing as expected in different market environments and adjust the investment vs. cash allocation when the model signals indicate a high risk environment. The Board also acknowledged that NFR attempts to mitigate model risk by performing a quality control process each time the models generate new portfolio allocations to reduce the risk of a data or calculation error that could result in incorrect allocations. The Board reviewed NFR’s best execution practices and noted that they appeared to have a strong process in place to both select and continuously review broker/dealers for portfolio transactions. In addition, the Board observed that NFR has had no material compliance or litigation issues to report over the past three years. The Board expressed satisfaction regarding the firm’s strong industry reputation and concluded the NFR appears capable of providing high quality service to Newfound US and its future shareholders.

Performance. The Board reviewed the performance of the Newfound Internal Index (“NII”) which NFR intends to have the Fund track. The Board reflected that NII was created on February 26, 2015 and the performance data prior to that date is hypothetical and back-tested by NFR. The Board noted that based on the back-testing, the NII would have returned 11.46%, 12.09%, 11.66% and 11.57% for the one year, five year, ten year, and since inception (June 2004) periods, respectively, which would have underperformed the benchmark S&P 500’s returns for the one and five year period, but significantly outperformed the benchmark for ten year and since inception periods. The Board noted that the past five years has been a period of strong market returns and that the Fund’s performance in these periods as compared to the benchmark would have been consistent with the Fund’s goal of capturing 80% of the market’s positive gains. The Trustees further noted that the strategy’s strong long term back-tested results provide credibility to NFR’s claims that the Fund will significantly outperform the market in downswings. The Trustees noted that, though only a portion of the data for NII was based on actual performance, the balance being the result of back-tested data, the results indicated the strategy had the potential to perform well. Although past performance is not indicative of future results, the Board concluded NFR has the potential to provide satisfactory performance for the Fund and its future shareholders.

Fees & Expenses. The Board noted that the NFR has proposed an annual advisory fee of 0.95%, which is lower than the peer group average but slightly higher than the Morningstar category average, but within the range of both. The Board further noted that the proposed expense ratio for the Fund’s Class A shares will be 1.59% which is lower than the peer group average, but higher than the Morningstar average, and within the range of both. The Board also observed that Newfound, which is also advised by NFR under a similar strategy, pays an advisory fee of 1.15%, the difference being related to the additional costs of global vs. domestic investing. The Board acknowledged that the Morningstar category contained a very diverse set of strategies and that the peer group appeared to be a more appropriate comparison for the Fund. Given these considerations, the Board concluded the advisory fee was reasonable.

Economies of Scale. The Board discussed the anticipated size of Newfound US and its prospects for growth. The Trustees concluded that it is not clear when NFR will begin to realize meaningful economies of scale, but agreed that they will engage NFR in negotiations as the Fund grows to a meaningful size. They noted the representatives of NFR agreed that the adviser would be willing to evaluate breakpoints in the future. The Board determined to monitor and address the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by NFR in connection with the operation of Newfound US and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that NFR anticipates to incur a not insubstantial loss from its relationship with the Fund during the initial year of the Advisory Agreement. The Board concluded that, as NFR did not expect to initially earn a profit from its relationship with the Fund, that the expected profitability level associated with its relationship with the Fund was not unreasonable.

Conclusion. Having requested and received such information from the NFR as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Newfound US.

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2015

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/15	9/30/15	Period	9/30/15	Period

Newfound Risk Managed Global Sectors Fund – Class A (a)	1.75%	$1,000.00	$934.40	$8.49	$1,016.29	$8.85
Newfound Risk Managed Global Sectors Fund – Class C (a)	2.50%	$1,000.00	$931.00	$12.10	$1,012.53	$12.61
Newfound Risk Managed Global Sectors Fund – Class I (a)	1.50%	$1,000.00	$936.40	$7.28	$1,017.55	$7.59
Newfound Total Return Fund – Class A (a)	1.50%	$1,000.00	$955.00	$7.35	$1,017.55	$7.59
Newfound Total Return Fund – Class C (a)	2.25%	$1,000.00	$951.40	$11.01	$1,013.79	$11.36
Newfound Total Return Fund – Class I (a)	1.25%	$1,000.00	$955.60	$6.13	$1,018.80	$6.33
Newfound Multi-Asset Income Fund – Class A (a)	1.60%	$1,000.00	$951.60	$7.83	$1,017.05	$8.09
Newfound Multi-Asset Income Fund – Class C (a)	2.35%	$1,000.00	$947.70	$11.47	$1,013.29	$11.86
Newfound Multi-Asset Income Fund – Class I (a)	1.35%	$1,000.00	$952.90	$6.61	$1,018.30	$6.83
Newfound Risk Managed U.S. Sectors Fund – Class A (b)	1.50%	$1,000.00	$915.00	$7.68	$1,011.51	$8.07
Newfound Risk Managed U.S. Sectors Fund – Class C (b)	2.25%	$1,000.00	$915.00	$11.28	$1,009.04	$11.84
Newfound Risk Managed U.S. Sectors Fund – Class I (b)	1.25%	$1,000.00	$915.00	$6.48	$1,012.33	$6.81

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

(b)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 120 days and divided by 365.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended March 31 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-394-9777.

INVESTMENT ADVISOR
Newfound Research LLC
425 Boylston Street, 3rd Floor
Boston, Massachusetts 02116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 12/9/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/9/15